Stockholders' Equity - Regulatory Capital Requirements (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Sep. 30, 2015
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier one capital required for capital adequacy to risk weighted assets, conservation buffer	2.50%
The Company
Common Equity Tier 1 risk-based capital ratio:
Tier one common equity capital	$ 1,690,380	$ 1,658,985
Tier one common equity capital to risk weighted assets	17.54%	18.81%
Tier one common equity capital required for capital adequacy to risk weighted assets	4.50%	4.50%
Tier 1 risk-based capital ratio:
Tier one risk based capital	$ 1,690,380	$ 1,658,985
Tier one risk based capital to risk weighted assets	17.54%	18.81%
Tier one risk based capital required for capital adequacy to risk weighted assets	6.00%	6.00%
Total risk-based capital ratio:
Capital	$ 1,807,740	$ 1,769,587
Capital to risk weighted assets	18.76%	20.07%
Capital required for capital adequacy to risk weighted assets	8.00%	8.00%
Tier 1 leverage ratio:
Tier one leverage capital	$ 1,690,380	$ 1,658,985
Tier one leverage capital to average assets	11.60%	11.71%
Tier one leverage capital required for capital adequacy to average assets	4.00%	4.00%
The Bank
Common Equity Tier 1 risk-based capital ratio:
Tier one common equity capital	$ 1,668,828	$ 1,652,569
Tier one common equity capital to risk weighted assets	17.32%	18.73%
Tier one common equity capital required for capital adequacy to risk weighted assets	4.50%	4.50%
Tier one common equity capital required to be well capitalized to risk weighted assets	6.50%	6.50%
Tier 1 risk-based capital ratio:
Tier one risk based capital	$ 1,668,828	$ 1,652,569
Tier one risk based capital to risk weighted assets	17.32%	18.73%
Tier one risk based capital required for capital adequacy to risk weighted assets	6.00%	6.00%
Tier one risk based capital required to be well capitalized to risk weighted assets	8.00%	8.00%
Total risk-based capital ratio:
Capital	$ 1,786,188	$ 1,763,171
Capital to risk weighted assets	18.54%	19.98%
Capital required for capital adequacy to risk weighted assets	8.00%	8.00%
Capital required to be well capitalized to risk weighted assets	10.00%	10.00%
Tier 1 leverage ratio:
Tier one leverage capital	$ 1,668,828	$ 1,652,569
Tier one leverage capital to average assets	11.45%	11.66%
Tier one leverage capital required for capital adequacy to average assets	4.00%	4.00%
Tier one leverage capital required to be well capitalized to average assets	5.00%	5.00%